Schedule of investments
Delaware International Equity Fund II
December 31, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks – 98.44%Δ
Austria − 1.70%
Mondi	85,095	$ 1,667,670
		1,667,670
Brazil − 3.20%
Banco do Brasil ADR	151,880	1,735,229
MercadoLibre †	893	1,403,385
		3,138,614
Canada − 2.74%
Dollarama	37,183	2,679,601
		2,679,601
China − 4.64%
Budweiser Brewing 144A #	1,081,500	2,024,913
China Mengniu Dairy †	597,000	1,605,558
Tencent Holdings	24,300	913,681
		4,544,152
Denmark − 3.78%
Genmab †	5,593	1,784,903
Novo Nordisk Class B	18,565	1,919,266
		3,704,169
Finland − 0.01%
Nokia	3,091	10,414
		10,414
France − 16.83%
Airbus	16,200	2,499,824
BNP Paribas	28,008	1,935,247
Euroapi †	9	57
L'Oreal	8,107	4,033,193
LVMH Moet Hennessy Louis Vuitton	3,558	2,881,474
Rexel	539	14,739
Sanofi	88	8,720
Schneider Electric	88	17,659
Technip Energies ADR	879	20,491
Thales	13,305	1,967,465
TotalEnergies	29,460	2,003,378
Vinci	8,834	1,108,836
		16,491,083
Germany − 8.86%
Deutsche Telekom	114,283	2,744,039
Heidelberg Materials	12,760	1,140,153
HelloFresh †	72,204	1,140,645
SAP	17,808	2,742,057
Siemens	4,884	916,156
		8,683,050
Hong Kong − 1.54%
Prudential	133,034	1,504,441
		1,504,441
	Number of shares	Value (US $)
Common StocksΔ (continued)
India − 2.92%
Axis Bank GDR	19,643	$ 1,294,474
ICICI Bank ADR	65,662	1,565,382
		2,859,856
Italy − 2.01%
Moncler	32,079	1,972,538
		1,972,538
Japan − 14.37%
Asahi Group Holdings	90,100	3,359,899
Mitsubishi UFJ Financial Group	254,800	2,189,292
Mitsui Chemicals	45,700	1,355,443
Panasonic Holdings	1,000	9,904
Renesas Electronics †	127,100	2,297,716
Seven & i Holdings	74,000	2,936,383
Tokio Marine Holdings	77,000	1,927,184
		14,075,821
Netherlands − 8.14%
Adyen 144A #, †	1,080	1,390,898
ASML Holding	3,732	2,808,564
ING Groep	126,245	1,885,094
Shell	57,372	1,887,407
		7,971,963
Singapore − 0.44%
Sea ADR †	10,754	435,537
		435,537
Spain − 2.12%
Banco Bilbao Vizcaya Argentaria	228,742	2,077,227
		2,077,227
Switzerland − 6.05%
Alcon	25,144	1,964,249
Nestle	34,054	3,948,167
Novartis	177	17,861
Sandoz Group †	35	1,126
		5,931,403
Taiwan − 2.49%
Taiwan Semiconductor Manufacturing ADR	23,417	2,435,368
		2,435,368
United Kingdom − 9.42%
AstraZeneca	14,077	1,901,984
Haleon	699,051	2,866,047
HSBC Holdings	123,094	997,111
J Sainsbury	5,295	20,423
John Wood Group †	7,302	16,018
Reckitt Benckiser Group	49,141	3,394,957
Tesco	5,149	19,066
Travis Perkins	900	9,506
NQ- IV951 [1223] 0224 (3377545)    1

Schedule of investments
Delaware International Equity Fund II   (Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
United Kingdom (continued)
Vodafone Group	7,726	$ 6,752
		9,231,864
United States − 7.18%
Freshworks Class A †	23,587	554,059
Newmont	29,784	1,232,790
Schlumberger	29,105	1,514,624
Seagate Technology Holdings	18,776	1,602,907
Stellantis	91,278	2,131,208
		7,035,588
Total Common Stocks (cost $92,588,342)		96,450,359

Preferred Stock – 0.87%
Germany − 0.87%
Sartorius 0.45% ω	2,308	848,966
Total Preferred Stock (cost $701,366)		848,966

Total Value of Securities−99.31% (cost $93,289,708)		97,299,325
Receivables and Other Assets Net of Liabilities — 0.69%		674,135
Net Assets Applicable to 6,440,453 Shares Outstanding — 100.00%	$97,973,460

Δ	Securities have been classified by country of risk.
†	Non-income producing security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2023, the aggregate value of Rule 144A securities was $3,415,811, which represents 3.49% of the Fund's net assets.
ω	Perpetual security with no stated maturity date.
Summary of abbreviations:
ADR – American Depositary Receipt
GDR – Global Depositary Receipt

2    NQ- IV951 [1223] 0224 (3377545)